Leases (Details) - Schedule of Future Minimum Payments Under our Operating Leases - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Payments Under our Operating Leases [Abstract]
2024	$ 1,319
2025	504
2026	81
2027	78
2028	51
Thereafter
Total lease payments	2,033
Less: imputed interest	(93)
Total operating lease liabilities, net of interest	$ 1,940	$ 3,055